UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

WESTERN ASSET MANAGED HIGH
INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited)	November 30, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 92.4%
Aerospace & Defense — 1.5%
$595,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$592,025
	DRS Technologies Inc., Senior Subordinated Notes:
210,000	6.625% due 2/1/16	207,900
865,000	7.625% due 2/1/18	884,462
	Hawker Beechcraft Acquisition Co.:
1,915,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	1,895,850
30,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	30,375
870,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	839,550
	Total Aerospace & Defense	4,450,162
Airlines — 2.6%
	Continental Airlines Inc.:
600,000	Notes, 8.750% due 12/1/11	576,000
	Pass-Through Certificates:
179,266	8.312% due 4/2/11	178,576
560,000	7.339% due 4/19/14	526,400
2,370,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,500,350
665,000	Delta Air Lines Inc., 8.954% due 8/10/14 (a)	641,725
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 9/1/08	731,871
1,443,358	7.811% due 10/1/09	1,703,162
581,502	8.030% due 7/1/11	668,727
275,000	6.932% due 9/1/11	327,250
	Total Airlines	7,854,061
Auto Components — 1.7%
	Allison Transmission Inc.:
580,000	11.000% due 11/1/15 (a)	561,150
1,150,000	11.250% due 11/1/15 (a)(b)	1,078,125
1,035,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	765,900
3,100,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,774,500
	Total Auto Components	5,179,675
Automobiles — 1.7%
	Ford Motor Co.:
295,000	Debentures, 8.900% due 1/15/32	231,575
125,000	Notes, 7.450% due 7/16/31	95,000
	General Motors Corp.:
795,000	Notes, 7.200% due 1/15/11	741,338
	Senior Debentures:
1,200,000	8.250% due 7/15/23	990,000
2,260,000	8.375% due 7/15/33	1,887,100
1,325,000	Senior Notes, 7.125% due 7/15/13	1,156,062
	Total Automobiles	5,101,075
Building Products — 1.5%
	Associated Materials Inc.:
3,510,000	Senior Discount Notes, step bond to yield 12.256% due 3/1/14	2,299,050
155,000	Senior Subordinated Notes, 9.750% due 4/15/12	158,875
915,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	745,725
2,200,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.559% due 3/1/14	1,309,000
	Total Building Products	4,512,650

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 92.4% (continued)
Chemicals — 1.9%
	Georgia Gulf Corp., Senior Notes:
$1,135,000	9.500% due 10/15/14	$942,050
510,000	10.750% due 10/15/16	354,450
480,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	517,200
	Lyondell Chemical Co.:
270,000	6.875% due 6/15/17	307,800
	Senior Notes:
430,000	8.000% due 9/15/14	489,125
355,000	8.250% due 9/15/16	418,012
100,000	Senior Secured Notes, 10.500% due 6/1/13	107,500
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	932,037
1,715,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,346,275
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	282,463
	Total Chemicals	5,696,912
Commercial Banks — 0.4%
300,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	304,125
	TuranAlem Finance BV, Bonds:
920,000	8.250% due 1/22/37 (a)	733,700
280,000	8.250% due 1/22/37 (a)	223,300
	Total Commercial Banks	1,261,125
Commercial Services & Supplies — 2.3%
1,785,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,704,675
300,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	262,500
2,455,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,565,475
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,263,000
710,000	Rental Services Corp., 9.500% due 12/1/14	662,075
670,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	606,350
	Total Commercial Services & Supplies	7,064,075
Consumer Finance — 4.1%
995,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	711,425
	Ford Motor Credit Co.:
	Notes:
650,000	7.875% due 6/15/10	603,660
1,100,000	9.693% due 4/15/12 (c)	1,089,394
635,000	7.000% due 10/1/13	555,236
	Senior Notes:
566,000	10.241% due 6/15/11 (c)	538,401
1,370,000	9.875% due 8/10/11	1,326,757
722,500	7.993% due 1/13/12 (c)	630,084
640,000	8.000% due 12/15/16	560,822
	General Motors Acceptance Corp.:
4,850,000	Bonds, 8.000% due 11/1/31	4,124,915
2,790,000	Notes, 6.875% due 8/28/12	2,374,176
	Total Consumer Finance	12,514,870
Containers & Packaging — 0.9%
595,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	548,887
1,650,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,641,750
570,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	575,700

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Containers & Packaging — 0.9% (continued)
$425,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	$5,313
	Total Containers & Packaging	2,771,650
Diversified Consumer Services — 0.6%
735,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	738,675
	Service Corp. International:
740,000	Debentures, 7.875% due 2/1/13	756,816
245,000	Senior Notes, 7.500% due 4/1/27	229,075
	Total Diversified Consumer Services	1,724,566
Diversified Financial Services — 2.2%
655,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	555,112
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,352,125
1,090,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,090,000
	Residential Capital LLC:
665,000	8.544% due 4/17/09 (a)(c)	289,275
430,000	8.375% due 6/30/15	279,500
840,000	Notes, 7.875% due 6/30/10	573,300
1,425,000	Senior Notes, 7.500% due 2/22/11	947,625
700,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	668,500
520,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 14.870% due 10/1/15	384,800
460,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	438,150
	Total Diversified Financial Services	6,578,387
Diversified Telecommunication Services — 5.7%
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	152,250
	Citizens Communications Co.:
90,000	7.050% due 10/1/46	73,800
1,210,000	Senior Notes, 7.875% due 1/15/27	1,167,650
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
235,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	243,225
2,280,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	2,371,200
429,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	437,580
	Level 3 Financing Inc.:
1,925,000	9.250% due 11/1/14	1,737,313
250,000	9.150% due 2/15/15 (c)	212,500
1,320,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,346,400
790,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	788,025
2,545,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,946,925
	Virgin Media Finance PLC, Senior Notes:
355,000	8.750% due 4/15/14	355,000
1,810,000	9.125% due 8/15/16	1,810,000
2,550,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	2,766,750
1,795,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,871,287
	Total Diversified Telecommunication Services	17,279,905
Electric Utilities — 1.6%
1,395,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,527,525
2,230,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	2,112,925

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Electric Utilities — 1.6% (continued)
$1,400,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	$1,155,000
	Total Electric Utilities	4,795,450
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
280,000	Senior Notes, 9.500% due 10/15/15	255,500
760,000	Senior Secured Notes, 7.875% due 10/15/14	733,400
	Total Electronic Equipment & Instruments	988,900
Energy Equipment & Services — 2.3%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,593,869
1,140,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,088,700
445,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	451,675
1,090,000	Key Energy Services Inc., 8.375% due 12/1/14 (a)	1,098,175
375,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	386,250
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,320,344
	Total Energy Equipment & Services	6,939,013
Food & Staples Retailing — 0.4%
905,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,079,734
Food Products — 0.5%
1,494,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,400,625
Gas Utilities — 0.6%
1,730,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,673,775
Health Care Equipment & Supplies — 0.2%
675,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	617,625
Health Care Providers & Services — 5.3%
470,000	Community Health Systems Inc., 8.875% due 7/15/15	477,050
	DaVita Inc.:
805,000	Senior Notes, 6.625% due 3/15/13	784,875
975,000	Senior Subordinated Notes, 7.250% due 3/15/15	953,063
	HCA Inc.:
975,000	9.250% due 11/15/16	1,011,563
2,345,000	Debentures, 7.500% due 11/15/95	1,786,712
	Notes:
725,000	6.375% due 1/15/15	605,375
550,000	7.690% due 6/15/25	448,720
25,000	Senior Notes, 6.250% due 2/15/13	21,875
1,300,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	1,355,250
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,633,125
340,000	Reable Therapeutics Finance LLC, 10.875% due 11/15/14 (a)	328,100
	Tenet Healthcare Corp., Senior Notes:
1,385,000	6.375% due 12/1/11	1,253,425
1,775,000	7.375% due 2/1/13	1,570,875
1,095,000	9.875% due 7/1/14	1,037,512
	Universal Hospital Services Inc., Secured Notes:
1,190,000	8.500% due 6/1/15 (a)(b)	1,195,950
320,000	8.759% due 6/1/15 (a)(c)	316,800
1,470,000	US Oncology Holdings Inc., 10.759% due 3/15/12 (b)	1,249,500
	Total Health Care Providers & Services	16,029,770
Hotels, Restaurants & Leisure — 5.5%
1,055,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	509,038

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.5% (continued)
$1,530,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	$1,522,350
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	811,562
480,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	453,600
655,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	638,625
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	240,300
	Herbst Gaming Inc., Senior Subordinated Notes:
1,000,000	8.125% due 6/1/12	705,000
275,000	7.000% due 11/15/14	182,875
720,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	705,600
1,510,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,587,387
1,300,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,235,000
415,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	408,775
	MGM MIRAGE Inc.:
610,000	Notes, 6.750% due 9/1/12	593,988
	Senior Notes:
220,000	7.500% due 6/1/16	217,250
1,150,000	7.625% due 1/15/17	1,150,000
310,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	314,650
1,370,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,472,750
685,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	599,375
	Snoqualmie Entertainment Authority, Senior Secured Notes:
320,000	9.063% due 2/1/14 (a)(c)	307,200
260,000	9.125% due 2/1/15 (a)	251,550
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	36,500
1,380,000	7.750% due 8/15/16	1,304,100
	Senior Subordinated Notes:
75,000	6.875% due 3/1/16	60,094
100,000	6.625% due 3/15/18	76,250
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,111,000
	Total Hotels, Restaurants & Leisure	16,494,819
Household Durables — 2.0%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	115,800
685,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	657,973
1,170,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,058,850
1,215,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	880,875
	KB Home:
830,000	7.750% due 2/1/10	780,200
160,000	Senior Subordinated Notes, 8.625% due 12/15/08	157,200
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,075,650
1,330,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.130% due 9/1/12	1,203,650
	Total Household Durables	5,930,198
Household Products — 0.2%
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	711,775
Independent Power Producers & Energy Traders — 8.0%
415,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	404,269
	AES Corp.:

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 8.0% (continued)
$1,815,000	8.000% due 10/15/17 (a)	$1,815,000
1,330,000	Senior Notes, 9.500% due 6/1/09	1,378,212
2,360,000	Dynegy Holdings Inc., 7.750% due 6/1/19	2,135,800
160,000	Dynegy Inc., 7.670% due 11/8/16	157,400
	Edison Mission Energy:
840,000	7.200% due 5/15/19	806,400
1,065,000	7.625% due 5/15/27	998,438
1,000,000	Senior Notes, 7.750% due 6/15/16	1,015,000
	Energy Future Holdings, Senior Notes:
210,000	10.875% due 11/1/17 (a)	206,850
9,090,000	11.250% due 11/1/17 (a)(b)	8,976,375
	Mirant Mid Atlantic LLC:
467,661	10.060% due 12/30/28	556,517
295,194	Pass-Through Certificates, 9.125% due 6/30/17	325,083
1,290,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,299,675
	NRG Energy Inc., Senior Notes:
575,000	7.250% due 2/1/14	563,500
3,395,000	7.375% due 2/1/16	3,335,587
100,000	7.375% due 1/15/17	98,000
310,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	220,335
	Total Independent Power Producers & Energy Traders	24,292,441
IT Services — 2.3%
650,000	Ceridian Corp., 12.250% due 11/15/15 (a)(b)	615,875
	First Data Corp.:
150,000	5.625% due 11/1/11	113,351
2,500,000	7.960% due 10/15/14 (c)	2,379,263
1,540,000	9.875% due 9/24/15 (a)	1,434,125
	SunGard Data Systems Inc.:
600,000	Senior Notes, 9.125% due 8/15/13	613,500
1,680,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,738,800
	Total IT Services	6,894,914
Machinery — 0.3%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	410,650
390,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	393,900
	Total Machinery	804,550
Media — 8.0%
1,685,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	1,689,212
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
1,035,000	Senior Accreting Notes, 12.125% due 1/15/15	719,325
1,810,000	Senior Notes, 11.750% due 5/15/14	1,239,850
2,850,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,493,750
990,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	982,575
620,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	468,100
510,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	395,250
1,010,000	CMP Susquehanna Corp., 9.875% due 5/15/14	853,450
	CSC Holdings Inc.:
	Senior Debentures:
50,000	8.125% due 8/15/09	50,625
530,000	7.625% due 7/15/18	484,950
	Senior Notes:
795,000	8.125% due 7/15/09	804,937
750,000	7.625% due 4/1/11	738,750

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Media — 8.0% (continued)
$450,000	6.750% due 4/15/12	$424,125
855,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	890,269
	EchoStar DBS Corp., Senior Notes:
1,125,000	6.625% due 10/1/14	1,141,875
1,315,000	7.125% due 2/1/16	1,375,819
770,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	723,800
1,585,000	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,658,306
	R.H. Donnelley Corp.:
1,075,000	Senior Discount Notes, 6.875% due 1/15/13	986,313
	Senior Notes:
1,275,000	8.875% due 1/15/16	1,211,250
175,000	8.875% due 10/15/17 (a)	165,813
635,000	Sun Media Corp., 7.625% due 2/15/13	612,775
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,419,153
	TL Acquisitions Inc.:
1,085,000	Senior Notes, 10.500% due 1/15/15 (a)	1,063,300
1,080,000	Senior Subordinated Notes, step bond to yield 13.360% due 7/15/15 (a)	843,750
740,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (c)	725,200
	Total Media	24,162,522
Metals & Mining — 3.9%
3,795,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	4,108,087
890,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)	760,950
1,720,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,788,800
300,000	Noranda Aluminium Acquisition Corp., 8.738% due 5/15/15 (a)(b)	259,500
780,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)	680,550
1,195,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,120,312
1,735,000	Ryerson Inc., 12.000% due 11/1/15 (a)	1,711,144
475,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	473,813
1,020,000	Tube City IMS Corp., 9.750% due 2/1/15	974,100
	Total Metals & Mining	11,877,256
Multiline Retail — 1.4%
	Dollar General Corp.:
300,000	Senior Notes, 10.625% due 7/15/15 (a)	274,500
1,780,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	1,432,900
	Neiman Marcus Group Inc.:
90,000	7.125% due 6/1/28	82,350
910,000	Senior Notes, 9.000% due 10/15/15 (b)	950,950
1,325,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,414,437
	Total Multiline Retail	4,155,137
Oil, Gas & Consumable Fuels — 8.7%
1,580,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,603,700
	Chesapeake Energy Corp., Senior Notes:
1,875,000	6.625% due 1/15/16	1,828,125
950,000	6.250% due 1/15/18	900,125
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	349,313
575,020	Corral Finans AB, 10.243% due 4/15/10 (a)(b)	531,893
4,175,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,191,721
	Enterprise Products Operating LP:
250,000	7.034% due 1/15/68 (c)	233,064
790,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	825,999

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 8.7% (continued)
$1,000,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$977,500
1,140,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,083,000
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	534,800
335,000	8.000% due 5/15/17	318,250
705,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	697,950
470,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	495,850
	Petroplus Finance Ltd.:
380,000	6.750% due 5/1/14 (a)	355,300
680,000	Senior Note, 7.000% due 5/1/17 (a)	629,000
1,740,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,670,400
60,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	58,200
1,000,000	Stallion Oilfield Services, 10.165% due 7/31/12 (c)	985,000
1,625,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,511,250
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	751,275
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	745,875
	Williams Cos. Inc.:
	Notes:
1,615,000	7.875% due 9/1/21	1,833,025
1,765,000	8.750% due 3/15/32	2,140,062
1,025,000	Senior Notes, 7.625% due 7/15/19	1,140,312
	Total Oil, Gas & Consumable Fuels	26,390,989
Paper & Forest Products — 2.0%
	Abitibi-Consolidated Co. of Canada:
245,000	Notes, 7.750% due 6/15/11	199,675
565,000	Senior Notes, 8.375% due 4/1/15	429,400
	Abitibi-Consolidated Inc.:
610,000	7.875% due 8/1/09	587,125
760,000	Debentures, 7.400% due 4/1/18	520,600
	Notes:
200,000	8.550% due 8/1/10	175,000
700,000	8.491% due 6/15/11 (c)	557,375
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11	73,875
1,590,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,564,162
	NewPage Corp.:
1,365,000	Senior Secured Notes, 11.161% due 5/1/12 (c)	1,440,075
450,000	Senior Subordinated Notes, 12.000% due 5/1/13	472,500
	Total Paper & Forest Products	6,019,787
Pharmaceuticals — 0.7%
2,850,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,265,750
Real Estate Investment Trusts (REITs) — 0.6%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	377,813
320,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	145,600
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
370,000	6.500% due 6/1/16	362,600
835,000	6.750% due 4/1/17	828,737
	Total Real Estate Investment Trusts (REITs)	1,714,750
Real Estate Management & Development — 0.7%
760,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	535,800

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Real Estate Management & Development — 0.7% (continued)
$2,565,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	$1,686,488
	Total Real Estate Management & Development	2,222,288
Road & Rail — 1.9%
1,455,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,542,300
	Hertz Corp.:
425,000	Senior Notes, 8.875% due 1/1/14	427,125
2,765,000	Senior Subordinated Notes, 10.500% due 1/1/16	2,875,600
	Kansas City Southern de Mexico:
280,000	7.625% due 12/1/13	282,100
315,000	Senior Notes, 7.375% due 6/1/14 (a)	311,062
160,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	161,600
	Total Road & Rail	5,599,787
Specialty Retail — 0.8%
285,000	Asbury Automotive Group Inc., 7.625% due 3/15/17	259,350
	AutoNation Inc., Senior Notes:
230,000	7.243% due 4/15/13 (c)	217,350
200,000	7.000% due 4/15/14	190,000
1,000,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	855,000
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	235,400
670,000	Michaels Stores Inc., 10.000% due 11/1/14	663,300
	Total Specialty Retail	2,420,400
Textiles, Apparel & Luxury Goods — 0.5%
1,950,000	Simmons Co., Senior Discount Notes, step bond to yield 8.253% due 12/15/14	1,550,250
Thrifts & Mortgage Finance — 0.9%
3,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	2,625,000
Tobacco — 0.3%
	Alliance One International Inc.:
230,000	8.500% due 5/15/12	224,250
680,000	Senior Notes, 11.000% due 5/15/12	717,400
	Total Tobacco	941,650
Trading Companies & Distributors — 1.3%
685,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	606,225
1,910,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,776,300
1,545,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,429,125
	Total Trading Companies & Distributors	3,811,650
Transportation Infrastructure — 0.5%
	Saint Acquisition Corp.:
1,750,000	Secured Notes, 12.500% due 5/15/17 (a)	936,250
1,045,000	Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	559,075
	Total Transportation Infrastructure	1,495,325
Wireless Telecommunication Services — 3.6%
800,000	ALLTEL Communications Inc., 10.375% due 12/1/17 (a)(b)	740,000
450,000	MetroPCS Wireless Inc., 9.250% due 11/1/14	428,625
	Rural Cellular Corp.:
1,045,000	Senior Secured Notes, 8.250% due 3/15/12	1,089,413
890,000	Senior Subordinated Notes, 8.124% due 6/1/13 (a)(c)	907,800
	Sprint Capital Corp.:
3,400,000	Notes, 8.750% due 3/15/32	3,704,266

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face Amount	Security	Value
Wireless Telecommunication Services — 3.6% (continued)
$1,975,000	Senior Notes, 6.875% due 11/15/28	$1,858,771
2,120,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	2,194,200
	Total Wireless Telecommunication Services	10,923,075
	TOTAL CORPORATE BONDS & NOTES (Cost — $290,051,424)	278,818,318
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) (Cost - $6,995,540)	0
COLLATERALIZED SENIOR LOANS — 2.5%
Auto Components — 0.4%
1,250,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14	1,170,834
Containers & Packaging — 0.4%
1,500,000	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (c)	1,290,000
Oil, Gas & Consumable Fuels — 0.8%
2,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (c)	2,506,250
Paper & Forest Products — 0.7%
	Bluegrass Container Co. LLC:
1,515,152	Second Lien, Tranche, 10.665% due 12/30/13 (c)	1,519,414
484,848	Term Loans, 9.753% due 12/30/13 (c)	486,212
	Total Paper & Forest Products	2,005,626
Trading Companies & Distributors — 0.2%
530,100	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (c)	495,643
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $7,651,461)	7,468,353
SOVEREIGN BOND — 1.0%
Russia — 1.0%
2,781,900	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $3,056,753)	3,162,673

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127	Home Interiors & Gifts Inc. (e)(f)*	28,211
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (e)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (e)(f)*	0
12,250	Pagemart Wireless (e)(f)*	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS (Cost — $1,257,731)	$28,334

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

Shares	Security	Value
PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
8,800	Ford Motor Co., Notes, 7.500%	$151,888
Media — 0.0%
3	ION Media Networks Inc., Series B, 12.000% *	15,125
	TOTAL CONSUMER DISCRETIONARY	167,013
FINANCIALS — 0.3%
Diversified Financial Services — 0.0%
100	Preferred Plus, Trust Series FRD-1, 7.400%	1,544
8,500	Saturns, Series F 2003-5, 8.125%	145,605
		147,149
Thrifts & Mortgage Finance — 0.3%
39,000	Freddie Mac, 8.375%	994,500
	TOTAL FINANCIALS	1,141,649
	TOTAL PREFERRED STOCKS (Cost — $1,327,930)	1,308,662

Warrants
WARRANTS — 0.0%
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
720	IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
750	Jazztel PLC, Expires 7/15/10(e)(f)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/5/09(a)(e)(f)*	0
2,460	Viasystems Group Inc., Expires 1/31/10(e)(f)*	0
	TOTAL WARRANTS (Cost — $248,597)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $310,589,436)	290,786,340

Face Amount
SHORT-TERM INVESTMENTS — 2.6%
U.S. Government Agencies — 0.8%
$600,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.310% due 12/10/07 (g)	599,498
1,600,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.350% due 12/10/07 (g)	1,598,650
	Total U.S. Government Agencies (Cost — $2,198,148)	2,198,148
Sovereign Bonds — 0.9%
	Egypt Treasury Bills:
7,950,000	Zero coupon bond to yield 7.420% due 11/4/08	1,342,882
8,350,000	Zero coupon bond to yield 6.980% due 11/11/08 (e)	1,413,013
	Total Sovereign Bonds (Cost — $2,793,457)	2,755,895
Repurchase Agreement — 0.9%
2,779,000	Morgan Stanley tri-party repurchase agreement dated 11/30/07, 4.500% due 12/3/07; Proceeds at maturity - $2,780,042; (Fully collateralized by U.S. government agency obligation, 4.000% due 7/24/08; Market value - $2,878,400) (Cost - $2,779,000)	2,779,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $7,770,605)	7,733,043
	TOTAL INVESTMENTS — 98.9% (Cost — $318,360,041#)	298,519,383
	Other Assets in Excess of Liabilities — 1.1%	3,335,207
	TOTAL NET ASSETS — 100.0%	$301,854,590

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2007

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at all times at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,133,034
Gross unrealized depreciation	(26,973,692)
Net unrealized depreciation	$(19,840,658)

At November 30, 2007, the Fund held collateralized senior loans with a total cost of $7,651,461 and a total market value of $7,468,353.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  January 28, 2008